Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 77,699	$ 0	$ 26,033	$ 0
Impairment losses	$ 0	$ 0	$ 0	$ 0